Prepayment For BAOAN Acquisition - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Jan. 10, 2013 Subsequent Event
Business Acquisition [Line Items]
Business acquisition, cash consideration	$ 127,277
Cash paid for business acquisition, interest-free non-refundable deposit	111,367
Settlement of business combination Agreement		$ 15,910